Fair Value of Financial Instruments and Risk Management - Credit Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Derivative instruments in net liability positions	$ 161	$ 75
Concentration of credit risk | Three customers | Revenue | ITC
Concentration Risk [Line Items]
Concentration risk percentage	70.00%